Segmentation of key figures - Net sales by region (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Net sales to third parties	$ 2,402	$ 2,200	$ 4,735	$ 4,375
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
United States
Disclosure of geographical areas [line items]
Net sales to third parties	$ 1,105	$ 990	$ 2,183	$ 1,929
Percentage of entity's revenue	46.00%	45.00%	46.00%	44.00%
International
Disclosure of geographical areas [line items]
Net sales to third parties	$ 1,297	$ 1,210	$ 2,552	$ 2,446
Percentage of entity's revenue	54.00%	55.00%	54.00%	56.00%